Guarantees, Indemnifications and Warranties (Tables)	12 Months Ended
Oct. 31, 2015
Guarantees, Indemnifications and Warranties
Changes in aggregate product warranty liabilities and changes
	As of October 31
	2015	2014
	In millions
Balance at beginning of year	$1,385	$1,424
Accruals for warranties issued	1,134	1,365
Adjustments related to pre-existing warranties (including changes in estimates)	(16)	23
Settlements made (in cash or in kind)	(1,319)	(1,427)

Balance at end of year	$1,184	$1,385